Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Net Loss Per Share [Abstract]
Net Loss Per Share

Note 16 — Net Loss Per Share

Net loss per share calculations for all periods have been adjusted to reflect the Company’s reverse stock splits. Net loss per share was calculated based on the weighted-average number of the Company’s Common Stock outstanding.

Basic net loss per share is calculated using the weighted-average number of shares of Common Stock outstanding during the periods. Diluted net loss per share is computed by giving effect to all potential shares of Common Stock, including convertible notes, outstanding stock options, stock related to unvested restricted stock units, and outstanding warrants to the extent dilutive. Net loss per share, assuming dilution, is equal to basic net loss per share for the years ended December 31, 2024 and 2023 because the effect of dilutive securities outstanding during the periods, including convertible notes, options, restricted stock units and warrants computed using the treasury stock method, is anti-dilutive.

The components of basic and diluted net loss per share were as follows:

	Year Ended December 31,
(In thousands, except share and per share data)	2024	2023
Numerator:
Net loss from continuing operations	$(23,229)	$(11,931)
Net loss from discontinued operations	$(18,517)	$(6,719)
Net loss available for common shareholders	$(41,746)	$(18,650)
Denominator:
Weighted-average common shares outstanding – basic and diluted	1,020,185	99,391
Net loss per share attributable to Common Stockholders – basic and diluted	$(40.92)	$(187.64)

The Company’s potential dilutive securities, which include stock options, restricted stock units, and warrants, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of shares of Common Stock outstanding used to calculate both basic and diluted net loss per share attributable to holders of the Company’s Common Stock is the same. The Company excluded the following potential Common Stock equivalents presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to Common Stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2024	2023
Shares subject to outstanding stock options	210	664
Shares subject to unvested restricted stock units	102,867	142
Shares subject to outstanding warrants	7,576,573	358,687
	7,679,650	359,493